Acquisitions (Details) - USD ($) $ in Millions						1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
		Jul. 01, 2021	Mar. 18, 2019	Mar. 17, 2019		Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Business Acquisition [Line Items]
Revenues											$ 10,627		$ 7,719		$ 8,201
Modified EBITDA Earnings Loss											5,494		4,851		4,447
Impairment of equity-method investments (Note 17)											$ 0		1,046		186
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life											30 years
Changes in ownership of consolidated subsidiaries, net															141
Impairment of goodwill (Note 17)											$ 0		187		0
Energy Commodities and Service
Business Acquisition [Line Items]
Revenues	[1]										(148)		(5)		2
Product [Member]
Business Acquisition [Line Items]
Revenues											4,536		1,671		2,063
Northeast JV [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						35.00%
Noncontrolling Interests [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net															567
Impairment of goodwill (Note 17)							$ 65
Capital in excess of par value [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net															(426)
Northeast JV [Member]
Business Acquisition [Line Items]
Noncontrolling Interest in Joint Ventures						$ 1,330
Increase (Decrease) in Deferred Income Taxes															(141)
Northeast JV [Member] | Noncontrolling Interests [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net															567
Northeast JV [Member] | Capital in excess of par value [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net															(426)
Williams Companies Inc [Member] | Northeast JV [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						65.00%
Selling, general and administrative expenses [Member] | Northeast JV [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs															6
Gain (Loss) on Derivative Instruments | Energy Related Derivative | Not Designated as Hedging Instrument [Member]
Business Acquisition [Line Items]
Unrealized Gain (Loss) on Derivatives											(109)	[2]	0		3	[2]
Northeast G And P [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Revenues											1,634		1,529		1,500
Modified EBITDA Earnings Loss											1,712		1,489		1,314
Northeast G And P [Member] | Energy Commodities and Service
Business Acquisition [Line Items]
Revenues	[1]										0		0		0
Northeast G And P [Member] | Product [Member]
Business Acquisition [Line Items]
Revenues											13		16		115
Northeast G And P [Member] | Product [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Revenues											99		57		150
Gas & NGL Marketing Services | Operating Segments [Member]
Business Acquisition [Line Items]
Revenues											4,211	[3]	1,631		1,845
Modified EBITDA Earnings Loss									$ (112)		22		51		0
Gas & NGL Marketing Services | Energy Commodities and Service
Business Acquisition [Line Items]
Revenues									(43)		(84)	[1],[3]	(3)	[1]	2	[1]
Gas & NGL Marketing Services | Product [Member]
Business Acquisition [Line Items]
Revenues											4,094	[3]	1,491		1,694
Gas & NGL Marketing Services | Product [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Revenues									(43)		$ 4,292	[3]	$ 1,602		1,840
Affiliate Costs									80
Gas & NGL Marketing Services | Gain (Loss) on Derivative Instruments | Energy Related Derivative | Not Designated as Hedging Instrument [Member]
Business Acquisition [Line Items]
Unrealized Gain (Loss) on Derivatives									(109)
Utica East Ohio Midstream, LLC Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 13
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			1,387
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			328
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			1,771
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			1,764
Payments to Acquire Businesses, Gross			741
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets			56
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities			7
Goodwill			187
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			1,951
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 187
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			20 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension			10 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual										$ 179
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual										53
Goodwill, Other Increase (Decrease)							$ (1)
Utica East Ohio Midstream, LLC Acquisition [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue															8,233
Business Acquisition, Pro Forma Net Income (Loss)															$ 928
Utica East Ohio Midstream, LLC Acquisition [Member] | Selling, general and administrative expenses [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs										$ 4
Sequent Acquisition
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 159
Business Combination Working Capital Acquired		109
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		498
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		121
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		306
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		1,051
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		514
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		46
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		892
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 159
Sequent Acquisition | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		1 year
Sequent Acquisition | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		8 years
Sequent Acquisition | Derivative
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		$ 57
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		49
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		116
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		$ 215
Sequent Acquisition | Gas & NGL Marketing Services
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Sequent Acquisition | Gas & NGL Marketing Services | Selling, general and administrative expenses [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs									$ 5
Utica East Ohio Midstream, LLC [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																	62.00%
Utica East Ohio Midstream, LLC [Member] | Level 2 [Member] | Fair Value, Nonrecurring [Member] | Northeast G And P [Member] | Impairment Of Equity-Method Investments [Member]
Business Acquisition [Line Items]
Impairment of equity-method investments (Note 17)				$ 74	[4]			$ 74
Utica East Ohio Midstream, LLC [Member] | Utica East Ohio Midstream, LLC Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			38.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				62.00%

[1]	We record transactions that qualify as derivatives at fair value with changes in fair value recognized in earnings in the period of change and characterized as unrealized gains or losses. Gains and losses on derivatives held for energy trading purposes are presented on a net basis in revenue.
[2]	Included in our Gas & NGL Marketing Services segment.
[3]	As we are acting as agent for natural gas marketing customers of operations acquired in the Sequent Acquisition, revenues are presented net of the related costs of those activities in the Consolidated Statement of Income.
[4]	The estimated fair value at March 17, 2019, was determined by a market approach based on the transaction price for the purchase of the remaining interest in UEOM as finalized just prior to the signing and closing of the acquisition in March 2019 (see Note 3 – Acquisitions). These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.